Inventories, Net - Schedule of Inventory (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 140,745	$ 795,047
Work in process	677,301	1,136,582
Finished goods	3,201,205	3,431,102
Inventory, gross	4,019,251	5,362,731
Less: inventory allowance	(1,158,551)
Inventory, net	$ 2,860,700	$ 5,362,731